Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

15. Income Taxes

The Company and its subsidiaries file separate income tax returns.

The Company files income tax returns in the United States of America and in the States of Florida and Indiana for Sustainable Projects Group Inc. and YER Brands Inc., respectively, and is subject to a U.S. federal corporate income tax rate of 21%. The Company generated a taxable loss for the three and six months ended June 30, 2024 and 2023. Lithium Harvest is subject to a Danish corporate income tax rate of 22%.

15. Income Taxes

The Company and its subsidiaries file separate income tax returns.

Income tax recovery differs from that which would be expected from applying the effective tax rates to the net loss for the year ended December 31, 2023 and 2022 for the Company as follows:

	For the Year Ended Dec 31, 2023	For the Year Ended Dec 31, 2022

Net loss for the year	$(2,747,952)	$(222,944)

Statutory and effective tax rate	21%	22%
Income tax recovery at the effective rate	(577,100)	(49,048)
Change in statutory, foreign tax, foreign exchange rates and other	(6,600)	-
Permanent differences	103,400	-
Tax benefit deferred	480,300	49,048

Income tax recovery	$-	$-

The Company has accumulated net operating losses for income tax purposes of $2,049,049 of which $1,340,280 will expire beginning in 2029 and the balance of $708,769 is indefinite. The components of the net deferred tax asset at December 31, 2023 and December 31, 2022, the statutory tax rate and the effective tax rate, and the amount of the valuation, are scheduled below:

	Dec 31, 2023	Dec 31, 2022

Tax losses carried forward	$4,089,500	$224,419
Intangible Assets and Goodwill temporary differences	211,900	-
Leases	49,500	-
Net timing differences	4,350,900	224,419

Statutory and effective tax rate	21%	22%
Deferred tax assets	913,700	49,372
Valuation allowance	(913,700)	(49,372)

Net deferred asset	$-	$-

The change in the valuation allowance for the period ended December 31, 2023 was $480,300. The 2022 income tax figures include only those of Lithium Harvest and accordingly, are not comparable to the 2023 income tax numbers.

The Company files income tax returns in the United States of America and in the States of Florida and Indiana for Sustainable Projects Group Inc. and YER Brands Inc., respectively, and is subject to a U.S. federal corporate income tax rate of 21%. The Company generated a taxable loss for the year ended December 31, 2023 and 2022. Lithium Harvest is subject to a Denmark corporate income tax rate of 22%. The Company is current with all its tax filings.